Tax Payable (Tables)	12 Months Ended
Sep. 30, 2022
Tax Payables [Abstract]
Schedule of tax payable
	As of September 30,
	2022	2021
VAT payable	$(315,108)	$224,903
Corporate income tax payables	3,340,256	3,716,299
Other tax payables	101,630	109,956
Total	$3,126,778	$4,051,158